Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Fair Value of Financial Instruments Measured On a Recurring Basis	The fair value of financial instruments measured on a recurring basis is as follows as of March 31, 2024, and December 31, 2023:
	As of March 31, 2024
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent warrant liability	$2,641	-	-	$2,641
Subscription agreement liability - related party	$637,600	-	-	$637,600
Total	$640,241	$-	$-	$640,241
	As of December 31, 2023
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent warrant liability	$2,641	-	-	$2,641
Subscription agreement liability - related party	$864,000	-	-	$864,000
Total	$866,641	$-	$-	$866,641
The fair value of financial instruments measured on a recurring basis is as follows:
	As of December 31, 2023
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent warrant liability	$2,641	-	-	$2,641
Subscription agreement liability - related party	$864,000	-	-	$864,000
Total	$866,641	$-	$-	$866,641
	As of December 31, 2022
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent warrant liability	$14,021	-	-	$14,021

Schedule of Activity for the Subscription Agreement Liability	The following table summarizes the activity for the related party subscription agreement liability, using unobservable Level 3 inputs, for the three months ended March 31, 2024:
Subscription Agreement Liability
Balance at December 31, 2023	$864,000
Change in fair value	(226,400)
Balance at March 31, 2024	$637,600
The following table summarizes the activity for the related party subscription agreement liability, using unobservable Level 3 inputs, for the year ended December 31, 2023:
Subscription Agreement Liability
Balance at December 31, 2022	$-
Fair value upon issuance	729,900
Change in fair value	134,100
Balance at December 31, 2023	$864,000

Schedule of Revenue Generated from Geographic Regions	The Company’s revenue was generated from the following geographic regions during the three months ended March 31, 2024:
	European Union	Non-European Union	United States
Development services	100%	-%	-%
Product sales	-%	14%	86%
The distribution of revenue by geographical area was as follows:
	Years Ended December 31,
	2023	2022
United States	$-	$-
Switzerland	58,465	-
Total	$58,465	$-

Schedule of Customer Concentrations for Revenue	The Company had the following customer concentrations for its revenue during the three months ended March 31, 2024:
	Development services	Product sales
Customer A	100%	-%
Customer B	-%	86%

Schedule of Long-lived by Geographical Area	The distribution of long-lived assets by geographical area, which includes property and equipment and the Company’s right of use asset, was as follows:
	Years Ended December 31,
	2023	2022
United States	$10,956	$14,089
Switzerland	198,240	-
Total	$209,196	$14,089

Schedule of Activity for the Contingent Warrant Liability	The following table summarizes the activity for the contingent warrant liability, using unobservable Level 3 inputs, for the years ended December 31, 2023 and 2022:
Contingent Warrant Liability
Balance at December 31, 2021	$-
Fair value at issuance	75,431
Change in fair value	(61,410)
Balance at December 31, 2022	14,021
Fair value at issuance	25,837
Reclassification to equity	(129,184)
Change in fair value	91,967
Balance at December 31, 2023	$2,641

Schedule of Computation of Diluted Shares Outstanding	The following securities were excluded from the computation of diluted shares outstanding due to the losses incurred in the periods presented, as they would have had an anti-dilutive impact on the Company’s net loss:
	Three Months Ended March 31,
	2024	2023
Options to purchase shares of common stock	1,366,865	1,469,102
Warrants	7,899,661	5,264,274
Unvested shares of restricted stock	140,955	-
Common stock issuable upon conversion of Series A preferred stock	5,709,935	-
Total	15,117,416	6,733,376
The following securities were excluded from the computation of diluted shares outstanding for the periods presented, as they would have had an anti-dilutive impact on the Company’s net loss:
	Years Ended December 31,
	2023	2022
Stock options	1,904,830	1,392,654
Warrants	7,899,661	5,264,274
Unvested restricted stock	256,580	-
Common stock issuable upon conversion of Series A preferred stock	5,709,935	-
Total	15,771,006	6,656,928